Investments in Joint Ventures and Associates - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments in associates and joint ventures [line items]
Proportion of ownership interest in associate	49.00%
Investments in associates reported in separate financial statements	£ 8	£ 12
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	1	2	£ 1
The Egyptian International Publishing Company-Longman
Investments in associates and joint ventures [line items]
Investments in associates reported in separate financial statements	£ 6	9
Academy of Pop [Member]
Investments in associates and joint ventures [line items]
Proceeds from sales of interests in associates		4
Cumulative gain on disposal financial statements		£ 2